Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jan. 31, 2016	Jan. 31, 2026	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2026
C000118600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	$ 10,000		$ 11,175	$ 11,351	$ 12,694	$ 14,637	$ 13,780	$ 18,037	$ 15,615	$ 15,171	$ 16,681	$ 17,416
C000118599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,475		10,666	10,916	12,302	14,282	13,544	17,866	15,587	15,265	16,784	17,524
C000118601 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		11,284	11,589	13,090	15,226	14,487	19,154	16,753	16,436	18,118	18,967
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		12,081	15,202	14,872	18,053	21,635	26,030	23,805	28,621	36,265	41,818
FTSE Nareit All Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Nareit All Equity REITs Index
Accumulated Value	$ 10,000		$ 11,278	$ 11,875	$ 13,101	$ 15,297	$ 14,322	$ 18,645	$ 16,730	$ 16,103	$ 17,940	$ 18,670